Intangible assets (Tables)	12 Months Ended
Dec. 31, 2018
Intangible Assets [Abstract]
Disclosure of detailed information about intangible assets
The carrying amount, by location, of exploration and appraisal expenditure capitalized as intangible assets at 31 December 2018 is shown in the table below.

Carrying amount	Location
$1 - 2 billion	Angola; India; Egypt; Middle East
$2 - 3 billion	US - Gulf of Mexico; Canada; Brazil

						$ million
			2018			2017
	Exploration and appraisal expenditure[a]	Other intangibles	Total	Exploration and appraisal expenditure[a]	Other intangibles	Total
Cost
At 1 January	17,886	4,488	22,374	18,524	4,035	22,559
Exchange adjustments	—	(128)	(128)	—	197	197
Acquisitions	—	25	25	—	41	41
Additions	1,095	318	1,413	2,128	310	2,438
Transfers to property, plant and equipment	(901)	—	(901)	(451)	—	(451)
Deletions	(1,027)	(199)	(1,226)	(2,315)	(95)	(2,410)
At 31 December	17,053	4,504	21,557	17,886	4,488	22,374
Amortization
At 1 January	860	3,159	4,019	1,564	2,812	4,376
Exchange adjustments	—	(77)	(77)	—	107	107
Charge for the year	1,085	326	1,411	1,603	335	1,938
Impairment losses	137	—	137	—	—	—
Deletions	(1,018)	(199)	(1,217)	(2,307)	(95)	(2,402)
At 31 December	1,064	3,209	4,273	860	3,159	4,019
Net book amount at 31 December	15,989	1,295	17,284	17,026	1,329	18,355
Net book amount at 1 January	17,026	1,329	18,355	16,960	1,223	18,183
[a] For further information see Intangible assets within Note 1 and Note 8.